Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest and fees on loans:
Taxable	$ 24,295	$ 23,197	$ 21,627
Tax-exempt	105	116	147
Interest on securities:
Taxable	961	948	1,162
Tax-exempt	34	27	28
Other interest income	128	139	108
Total interest income	25,523	24,427	23,072
INTEREST EXPENSE:
Deposits	3,468	3,946	4,530
Borrowings	656	657	613
Total interest expense	4,124	4,603	5,143
Net interest income	21,399	19,824	17,929
Provision for loan losses	1,675	945	2,300
Net interest income after provision for loan losses	19,724	18,879	15,629
OTHER INCOME:
Deposit service fees	667	699	832
Income from loans sold on secondary market	1,028	1,390	700
SBA/USDA loan sale gains	951	1,176	1,500
Mortgage servicing income	790	417	400
Net security gains (losses)	73		(1)
Other	429	361	225
Total other income	3,938	4,043	3,656
OTHER EXPENSE:
Salaries and employee benefits	9,351	8,288	7,275
Occupancy	1,481	1,372	1,376
Furniture and equipment	1,102	885	827
Data processing	1,071	991	761
Professional service fees	1,069	1,196	756
Loan and deposit	617	877	1,137
Writedowns and losses on other real estate held for sale	265	489	1,137
FDIC insurance assessment	385	459	849
Telephone	303	233	215
Advertising	436	376	351
Other	2,048	1,591	1,285
Total other expenses	18,128	16,757	15,969
Income before income taxes	5,534	6,165	3,316
Provision for (benefit of) for income taxes	(403)	(922)	1,098
NET INCOME	5,937	7,087	2,218
Preferred dividend and accretion of discount	308	629	766
NET INCOME AVAILABLE TO COMMON SHAREHOLDERS	$ 5,629	$ 6,458	$ 1,452
INCOME PER COMMON SHARE:
Basic (in dollars per share)	$ 1.01	$ 1.51	$ 0.42
Diluted (in dollars per share)	$ 1.00	$ 1.51	$ 0.41